CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Total gross revenues	$ 916,391	$ 883,549	$ 702,882
Cost of revenues
Cost of services	(687,184)	(555,389)	(145,739)
Total cost of revenues	(687,184)	(555,389)	(145,739)
Gross profit	229,207	328,160	557,143
Operating (expenses) income
Selling expenses	(229,817)	(236,603)	(147,874)
General and administrative expenses (including related party amounts of US$1,084, US$776 and US$897for the years ended December 31, 2014, 2015 and 2016, respectively)	(151,251)	(125,405)	(100,571)
Other income (loss)	415	(625)	835
Operating income (loss)	(151,446)	(34,473)	309,533
Foreign exchange (loss) gain	(1,882)	1,464	(44)
Interest income	11,367	22,221	43,857
Interest expense	(20,791)	(16,519)	(17,308)
Realized gain on sale available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized gain on available-for-sale security of nil, nil and US$10,583 for the years ended December 31, 2014, 2015 and 2016, respectively)	10,583
Government grants	6,469	4,936	7,205
Investment income	3,281	1,333	0
Impairment on investments	(2,232)		(8,417)
Income (loss) before income taxes and noncontrolling interests	(144,651)	(21,038)	334,826
Income tax (expense) benefit	(24,984)	5,905	(81,609)
Net income (loss)	(169,635)	(15,133)	253,217
Net (loss) attributable to noncontrolling interests		(37)
Net income (loss) attributable to Fang Holdings Limited’s shareholders	(169,635)	(15,096)	253,217
Other comprehensive income (loss), before tax
Foreign currency translation adjustments	(60,732)	(55,928)	(4,323)
Amounts reclassified from accumulated other comprehensive income	(10,583)
Unrealized gain (loss) on available-for-sale securities	7,326	(4,002)	10,508
Loss on intra-entity foreign transactions of long-term-investment nature	(6,996)
Other comprehensive income (loss), before tax	(70,985)	(59,930)	6,185
Other comprehensive income, net of tax	(70,985)	(59,930)	6,185
Income tax expense related to components of other comprehensive income
Comprehensive income (loss)	(240,620)	(75,063)	259,402
Comprehensive (loss) attributable to noncontrolling interests		(37)
Comprehensive income (loss) attributable to Fang Holdings Limited’s shareholders	$ (240,620)	$ (75,026)	$ 259,402
Earnings (loss) per share for Class A and Class B ordinary shares
Basic	$ (1.81)	$ (0.18)	$ 3.08
Diluted	$ (1.81)	$ (0.18)	$ 2.87
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	93,605,749	85,170,886	82,163,135
Diluted	93,605,749	85,170,886	92,208,620
E-commerce services [Member]
Revenues
Total gross revenues	$ 577,684	$ 474,810	$ 244,344
Marketing Services [Member]
Revenues
Total gross revenues	165,437	249,862	294,484
Listing Services [Member]
Revenues
Total gross revenues	118,109	107,922	145,654
Financial Services [Member]
Revenues
Total gross revenues	29,602	29,582	3,235
Other value-added services [Member]
Revenues
Other Revenues	$ 25,559	$ 21,373	$ 15,165